Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Nonvested Share Activity
A summary of the Company’s restricted stock issued to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows:

Weighted-Average Remaining
	Vesting Life		Weighted-Average Per Share
Grant Date
	Shares	(In Years)	Intrinsic Value	Fair Value

Unvested or unlapsed shares at April 1, 2015	12,222	0.3	$0.50	$4.10
Granted	-	-	-	-
Vested/lapsed	(12,222)	-	-	-
Forfeited	-	-	-	-

Unvested or unlapsed shares at March 31, 2016 and 2017	-	-	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents details of the assumptions used to calculate the weighted-average grant date fair value of common stock options granted by the Company:

	Years Ended
	March 31,	March 31,
	2017	2016
Expected term (in years)	4.6 – 6.0	6.0
Expected volatility	126.42 -136.04%	133%
Risk-free interest rate	0.75 – 1.06%	1.31 – 1.94%
Expected dividends	$-	$-
Weighted-average grant date fair value per share	$3.92	$4.75

Stock Option Transactions Under Stock Option Plans
Stock option activity for the three months ended June 30, 2017 is summarized below:

	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Weighted Average Per Share Intrinsic Value
Balance, March 31, 2017	1,165,350	$4.24	6.64	$4.86
Granted	80,000	9.71	-	-
Exercised	-	-	-	-
Cancelled/expired	(32,222)	9.71	-	-
Balance, June 30, 2017	1,213,128	$4.42	6.61	$5.57
Vested, June 30, 2017	1,041,257	$4.04	6.18	$5.96

Stock option activity is summarized below:

		Weighted-Average	Weighted-Average	Weighted-Average
		Per Share	Remaining Life	Per Share
	Option Shares	Exercise Price	(Years)	Intrinsic Value

Balance, April 1, 2015	776,500	$4.69	7.40	$1.50
Granted	374,150	5.97	-	-
Cancelled/expired	(86,500)	2.63	-	-
Exercised	-	-	-	-

Balance, March 31, 2016	1,064,150	$4.27	7.94	$2.27
Granted	149,200	4.78	-	-
Cancelled/expired	(48,000)	6.75	-	-
Exercised	-	-	-	-

Balance, March 31, 2017	1,165,350	$4.24	6.64	$4.86

Vested and exercisable, March 31, 2017	1,028,043	$4.07	6.36	$5.25

Summary of Restricted Stock Award
The following table summarizes the restricted stock award in the ACO Plan:

		Weighted-Average	Weighted-Average
		Remaining	Per Share Fair
		Vesting Life	Value
	Shares	(Years)

Balance, April 1, 2015	3,752,000	0.8	$0.03
Granted	184,000	-	0.77
Released	(183,996)	-	0.03

Balance, March 31, 2016	3,752,004	-	0.07
Granted	-	-	-
Released	(32,000)	-	-

Balance, March 31, 2017	3,720,004	-	$0.07

Vested and exercisable, end of year	3,720,004	-	$0.07

Total Unrecognized Compensation Costs Related To Non-Vested Stock-Based Compensation Arrangements
As of March 31, 2017, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s 2010, 2013 and 2015 Equity Plans, are as follows:

Common stock options	$435,739

Summary of Stock Based Compensation Expense Related To Restricted Stock and Option Awards
Stock-based compensation expense related to common stock option awards is recognized over their respective vesting periods and was included in the accompanying condensed consolidated statement of operations as follows:

	Three Months Ended June 30,
	2017	2016
Stock-based compensation expense:
Cost of services	$-	$1,227
General and administrative	223,566	246,490
	$223,566	$247,717

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying consolidated statement of operations as follows:

	For The Years Ended
	March 31,
	2017	2016

Stock-based compensation expense:
Cost of services	$4,906	$4,959
General and administrative	1,101,548	1,099,017

	$1,106,454	$1,103,976

Warrants Outstanding
Warrants consisted of the following for the three months ended June 30, 2017:

Weighted Average Per Share
	Intrinsic	Number of
	Value	Warrants
Outstanding at March 31, 2017	$4.68	1,970,166
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding at June 30, 2017	$6.41	1,970,166

		Weighted		Weighted
		Average		Average
Exercise Price Per	Warrants	Remaining	Warrants	Exercise Price Per
Share	Outstanding	Contractual Life	Exercisable	Share

$4.00-$5.00	188,500	0.60	188,500	4.47
$9.00-$10.00	1,781,666	3.30	1,781,666	9.37

$4.00-$10.00	1,970,166	3.03	1,970,166	$8.90

Warrants consisted of the following:

	Weighted-Average
	Per Share	Number of
	Intrinsic Value	Warrants

Outstanding at April 1, 2015	$0.46	914,500
Granted	-	1,676,666
Exercised	-	(500,000)
Cancelled	-	-

Outstanding at March 31, 2016	3.12	2,091,166
Granted	-	29,000
Exercised	4.87	(150,000)
Cancelled	-	-

Outstanding at March 31, 2017	$4.68	1,970,166

		Weighted		Weighted
		Average		Average
Exercise Price Per	Warrants	Remaining	Warrants	Exercise Price Per
Share	Outstanding	Contractual Life	Exercisable	Share

$4.00-$5.00	188,500	0.85	169,500	$4.47
$9.00-$10.00	1,781,666	3.54	1,781,666	9.37

$1.15-$10.00	1,970,166	3.28	1,951,166	$8.90

Amount of Shares of Common Stock Reserved
The number of shares of Common Stock reserved for these purposes is as follows at June 30, 2017:

For warrants outstanding	1,970,166
For stock options outstanding	1,213,128
For debt outstanding and accrued interest	506,547
For preferred stock issued and outstanding	1,666,666

Total	5,356,507

The amount of shares of common stock reserved for these purposes is as follows at March 31, 2017:

Common stock issued and outstanding	6,033,518
Warrants outstanding	1,970,166
Stock options outstanding	1,165,350
Shares issuable upon conversion of convertible note	499,000
Preferred stock	1,666,666

11,334,700